SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Feb. 16, 2023 $ / shares	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Subsequent events
Subsequent Event [Line Items]
Cash dividend	$ 0.05
Agricultural Development Bank of China ("ADBC") | Gansu QLS
Subsequent Event [Line Items]
Amount borrowed		¥ 10,000,000	$ 1.4